Schedule of Significant Segment Expense Categories (Details) - USD ($) $ in Thousands	3 Months Ended								9 Months Ended				12 Months Ended
	Sep. 30, 2025		Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024		Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Revenue from External Customer [Line Items]
Research and development expense	$ 249				$ 143				$ 1,729		$ 5,736		$ 6,983		$ 5,450
Share based combensation expense	685				248				2,419		989		2,245		1,150
Net loss	(6,400)		$ (1,895)	$ (3,705)	(2,895)		$ (7,558)	$ (5,566)	(12,000)		(16,019)		(19,791)		(10,008)
Impairment loss on other intangible assets	(5,180)								(5,180)
Deferred tax benefit									(1,088)
Significant Segment Expense Category [Member]
Revenue from External Customer [Line Items]
General and administrative expense	(1,324)				(1,488)				(5,129)		(5,995)		(8,281)		(10,359)
Merger-related costs					(992)						(2,290)		(3,273)
Restructuring and other costs					(83)						(1,438)		(1,438)
Share based combensation expense	(685)				(248)				(2,419)		(989)		(2,245)		(1,150)
Other segment items	(84)	[1]			32	[1]			960	[1]	346	[1]	1,852	[2]	6,798	[2]
Deferred tax benefit	1,088								1,088
HSCT-TMA (AK901) Program [Member] | Significant Segment Expense Category [Member]
Revenue from External Customer [Line Items]
Research and development expense	36				(477)				(70)		(1,560)		(1,896)		(1,802)
BP AK802 Program [Member] | Significant Segment Expense Category [Member]
Revenue from External Customer [Line Items]
Research and development expense															1,073
ADC Preclinical Development [Member] | Significant Segment Expense Category [Member]
Revenue from External Customer [Line Items]
Research and development expense	(464)								(626)				(47)
Chemistry Manufacturing and Control [Member] | Significant Segment Expense Category [Member]
Revenue from External Customer [Line Items]
Research and development expense	(21)				(459)				(69)		(3,401)		(3,497)		(2,684)
Other External Development Expense [Member] | Significant Segment Expense Category [Member]
Revenue from External Customer [Line Items]
Research and development expense	(57)				(159)				(92)		(754)		(837)		(1,498)
Internal and Other Research and Development Expense [Member] | Significant Segment Expense Category [Member]
Revenue from External Customer [Line Items]
Research and development expense	(227)				(303)				(981)		(1,220)		$ (129)		$ (386)
U.K. Research and Development Tax Credit [Mmeber] | Significant Segment Expense Category [Member]
Revenue from External Customer [Line Items]
Research and development expense	$ 518				$ 1,282				$ 518		$ 1,282

[1]	Other segment items include interest income, interest expense, gain on settlement of accounts payable, loss on debt extinguishment, change in fair value of warrant liabilities, net foreign currency exchange gains (losses), loss on derivative liability, and other expense, net as reported in the Company’s condensed consolidated statements of operations and comprehensive loss.
[2]	Other segment items include interest income, interest expense, change in fair value of warrant liabilities, net foreign currency exchange gains (losses) and other expense, net as reported on the consolidated statements of operations and comprehensive loss.